Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Expected return on plan assets	$ 20,251,931	$ 18,819,322	$ 15,112,669
Net pension plan liability and plan assets	(134,420,606)	(128,400,391)	(131,410,989)		$ (154,847,297)
Defined contribution plan, payment	$ (297,159)	(281,579)	(225,876)
Severance benefit obligations, description	Severance benefit obligations for employees, whose employment commenced before January 1, 2003, excluding civil servants, are covered by defined benefit plans. Upon termination of employment by A1 Telekom Austria Group or upon retirement, eligible employees receive severance payments. Depending on their time in service, their severance amounts to a multiple of their monthly basic compensation plus variable components such as overtime or bonuses, up to a maximum of twelve monthly salaries. In case of death, the heirs of eligible employees receive 50% of the severance benefits. The primary risks to A1 Telekom Austria Group are salary increases and changes of interest rates.
Severance benefits, in case of death	50.00%
Net period cost (benefit)	$ 16,971,936	15,979,152	18,688,374
Telekom Austria [member]
Disclosure of defined benefit plans [line items]
Defined benefits plan, eligibility retirement date	Jan. 01, 1975
Telekom Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Annual expense of defined contribution plan	$ 199,345	252,980
Telekom Austria [member] | Unfunded Pension Plans [member]
Disclosure of defined benefit plans [line items]
Plan description	Part of the Telmex´s employees are covered under defined benefit pension plans and seniority premiums. Pension benefits and seniority premiums are determined on the basis in their final year of employment, their seniority, and their age at the time of retirement. Telmex has set up an irrevocable trust fund to finance these employee benefits and has adopted the policy of making contributions to such fund when it is considered necessary.
Benefit determination maximum percentage on salary before retirement	80.00%
Telmexs [member]
Disclosure of defined benefit plans [line items]
Net pension plan liability and plan assets	$ 175,265,188	$ 174,814,669
Rate of equity instruments		44.20%
Rate of debt instruments	49.30%
Recorded of pension plan re-measurement value in defined pension plan	$ 3,396,589	$ 11,590,623
Increase in fair value of related party pension plan investments	$ (6,965,748)	9,806,143
Top of range [member] | Telekom Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Percentage of defined contribution plan	5.00%
Austria [member]
Disclosure of defined benefit plans [line items]
Service award description	Civil servants and certain employees (in the following “employees”) are eligible to receive service awards. In accordance with the legal regulations, eligible employees receive a cash bonus of two months’ salary after 25 years of service and four months’ salary after 40 years of service. Employees with at least 35 years of service when retiring (at the age of 65) or who are retiring based on specific legal regulations are also eligible to receive the service award of four monthly salaries. The obligation is accrued over the period of service, taking into account the employee turnover rate for employees who leave employment prematurely. The main risk that A1 Telekom Austria Group is exposed to is the risk of development of salary increases and changes of interest rates.
Service period to receive bonus, description	after 25 years
Service period to receive bonus, description	after 40 years
Contributions to social security, net of the share contributed by civil servants	$ 1,105,037	1,272,331
Contributions to the government, net of the share contributed by civil servants	560,777	597,710
Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
DCP liability	56,692	55,937
Austria [member] | Telekom Austria [member]
Disclosure of defined benefit plans [line items]
Percentage of contribution to social security				12.55%
Austria [member] | Telekom Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Defined contribution plan, payment	$ 74,994	66,700
Austria [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Service period to receive bonus, description	35 years of service when retiring (at the age of 65)
Percentage of contribution to active civil servants	28.00%
Austria [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of contribution to active civil servants	7.00%
Brazil [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 82,870	166,503	225,984
Employee benefits	1,790,094	1,428,547
Cost of labor	3,846	5,021	61,649
Net period cost (benefit)	369,624	587,552	724,587
Brazil [member] | Claro Brasil [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
DCP liability	$ 320,904	34,775
Brazil [member] | Bottom of range [member] | Claro Brasil [member] | Participants enrolled before October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	1.00%
Brazil [member] | Bottom of range [member] | Claro Brasil [member] | Participants enrolled after October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	1.00%
Brazil [member] | Top of range [member] | Claro Brasil [member]
Disclosure of defined benefit plans [line items]
Employer contributions to the plan	8.00%
Brazil [member] | Top of range [member] | Claro Brasil [member] | Participants enrolled before October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	8.00%
Brazil [member] | Top of range [member] | Claro Brasil [member] | Participants enrolled after October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	7.00%
Mexico [member]
Disclosure of defined benefit plans [line items]
Expected return on plan assets	$ 120,843	126,735	267,728
Employee benefits	978,851	1,070,177
Net period cost (benefit)	14,601,940	13,673,155	15,507,652
Ecuador [member]
Disclosure of defined benefit plans [line items]
Current service cost	40,498	(29,743)	111,353
Employee benefits	479,762	519,239
Net period cost (benefit)	40,498	(29,743)	$ 111,353
Central America [Member]
Disclosure of defined benefit plans [line items]
Employee benefits	222,777	238,918
Net period cost (benefit)	$ 39,384	$ 33,479